Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net revenues	$ 7,230	$ 9,186
Cost of revenues
License fees	2,643	2,915
Other direct cost of revenues	230	295
Total cost of revenues	2,873	3,210
Gross profit	4,357	5,976
Operating expenses
Product development	2,154	3,528
Sales and marketing	873	2,142
General and administrative	13,013	5,698
Amortization of intangible assets		54
Impairment of intangible assets	2,319	4,482
Impairment of goodwill	2,969	1,546
Total operating expenses	21,328	17,450
Loss from operations	(16,971)	(11,474)
Interest and other income / (expense)
Interest income/ (expense)	(12,497)	(1,761)
Foreign exchange transaction gain / (loss)	(94)	(83)
Change in fair value of accrued derivative liabilities gain / (loss)	(4,447)
Loss on extinguishment of debt	2,004
Gain / (loss) on settlement of debt	1,393	(864)
Other income / (expense)	15	(2)
Interest and other expense	(13,626)	(2,710)
Loss from operations before income taxes	(30,597)	(14,184)
Income tax provision	(110)	(224)
Net loss from continuing operations, net of taxes	(30,707)	(14,408)
Discontinued operations, net of taxes:
Income from discontinued operations, net of taxes		809
Gain on disposal of discontinued operations, net of taxes		4,215
Net income from discontinued operations, net of taxes		5,024
Net (loss)/profit income	(30,707)	(9,384)
Other comprehensive (loss) / income:
Foreign currency translation adjustment	97	128
Comprehensive (loss) / income	$ (30,610)	$ (9,256)
Basic and diluted net income / (loss) per common share	$ (0.62)	$ (0.25)
Continuing operations	$ (0.62)	$ (0.38)
Discontinued operations		$ 0.13
Weighted average common shares outstanding, basic and diluted	49,418	37,664
Weighted average common shares outstanding, diluted	49,418	37,664